Share-Based Payments - Schedule of Weighted-Average Grant Date Fair Value of the RSUs Granted (Details) - RSUs [Member]		12 Months Ended
		Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Weighted-Average Grant Date Fair Value of the RSUs Granted [Line Items]
Number of RSUs, beginning balance		54,953
Weighted average grant date fair value per share, beginning balance		$ 10.2
Number of RSUs, Granted during the year		30,000	68,273
Weighted average Grant date fair value per share, Granted during the year			$ 3.78
Number of RSUs, Vested during the year	[1]	(78,634)	(86,566)
Weighted average Grant date fair value per share, Vested during the year	[1]	$ 8.86	$ 10.63
Number of RSUs, Forfeited during the year		(1,100)	(14,396)
Weighted average Grant date fair value per share, Forfeited during the year		$ 9.37	$ 11.77
Number of RSUs, ending balance		9,548	54,953
Weighted average grant date fair value per share, ending balance		$ 9.52	$ 10.2
Previously Reported [Member]
Schedule of Weighted-Average Grant Date Fair Value of the RSUs Granted [Line Items]
Number of RSUs, beginning balance		54,952	87,642
Weighted average grant date fair value per share, beginning balance		$ 10.2	$ 11.43
Number of RSUs, ending balance			54,952
Weighted average grant date fair value per share, ending balance			$ 10.2
Correction of Prior Year Error [Member]
Schedule of Weighted-Average Grant Date Fair Value of the RSUs Granted [Line Items]
Number of RSUs, beginning balance		59,282
Weighted average grant date fair value per share, beginning balance
Number of RSUs, ending balance			59,282
Weighted average grant date fair value per share, ending balance
Number of RSUs, Correction of prior year error		4,330
Weighted average grant date fair value per share, Correction of prior year error

[1]	30,000 ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2024 (2023: 10,000).